Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

Issuer                                              Shares              Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
-------------------------------------------------------------------------------
Capital Goods -- 7.2%
-------------------------------------------------------------------------------
Emerson Electronics Co.                             25,000          $ 1,612,500
General Electric Co.                                23,000            2,426,500
Raytheon Co.                                        40,085            2,773,381
                                                                    -----------
                                                                      6,812,381
                                                                    -----------
Consumer Cyclicals -- 9.5%
-------------------------------------------------------------------------------
Ford Motor Co.                                      35,000            2,237,812
General Motors Corp.                                22,000            1,956,625
Masco Corp.                                        105,000            3,084,375
McGraw Hill Companies Inc.                          32,000            1,768,000
                                                                     ----------
                                                                      9,046,812
                                                                     ----------
Consumer Staples -- 6.8%
-------------------------------------------------------------------------------
Avon Products Inc.                                  48,000            2,607,000
Heinz Co.                                           35,000            1,634,062
Pepsico Inc.                                        60,000            2,216,250
                                                                    -----------
                                                                      6,457,312
                                                                    -----------
Energy -- 11.2%
-------------------------------------------------------------------------------
BP Amoco PLC                                        15,000            1,697,813
Chevron Corp.                                       20,000            1,995,000
Conoco Inc.                                         68,000            1,844,500
Exxon Corp.                                         30,000            2,491,875
Mobil Corp.                                         25,000            2,618,750
                                                                    -----------
                                                                     10,647,938
                                                                    -----------
Finance -- 19.4%
-------------------------------------------------------------------------------
Banc One Corp.                                      38,200            2,253,800
BankAmerica Corp.                                   30,000            2,160,000
Chase Manhattan Corp.                               35,000            2,896,250
Cigna Corp.                                         25,000            2,179,687
Hartford Financial
  Services Group                                    42,000            2,475,375
Marsh & McLenman
  Companies Inc.                                    30,000            2,296,875
Mellon Bank Corp.                                   42,000            3,121,125
Unum Corp.                                          20,000            1,092,500
                                                                    -----------
                                                                     18,475,612
                                                                    -----------
Healthcare -- 12.7%
-------------------------------------------------------------------------------
Abbott Labs                                         48,000            2,325,000
American Home
  Products Corp.                                    46,000            2,806,000
Baxter International Inc.                           35,000            2,205,000
Bristol Myers Squibb Co.                            40,000            2,542,500
Pharmacia & Upjohn Inc.                             40,000            2,240,000
                                                                    -----------
                                                                     12,118,500
                                                                    -----------

-------------------------------------------------------------------------------
Raw & Intermediate Materials -- 3.7%
-------------------------------------------------------------------------------
E. I. du Pont
  de Nemours & Co.                                  30,000            2,118,750
International Paper Co.                             27,000            1,439,438
                                                                    -----------
                                                                      3,558,188
                                                                    -----------
Technology -- 6.7%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                   47,000            3,287,062
Xerox Corp.                                         53,000            3,113,750
                                                                    -----------
                                                                      6,400,812
                                                                    -----------
Utilities -- 21.9%
-------------------------------------------------------------------------------
Ameritech Corp.                                     35,000            2,395,313
AT&T Corp.                                          55,500            2,802,750
Duke Power Co.                                      40,005            2,240,280
Enron Corp.                                         45,000            3,386,250
GTE Corp.                                           34,800            2,329,425
Sprint Corp.                                        20,000            2,051,250
Unicom Corp.                                        60,000            2,328,750
Williams Companies Inc.                             70,000            3,307,500
                                                                    -----------
                                                                     20,841,518
                                                                    -----------
Total Common Stocks
 (Identified Cost
 $83,580,684)                                                        94,359,073
                                                                    -----------
SHORT-TERM OBLIGATIONS AT
AMORTIZED  COST -- 2.2%
-------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement
  4.00% due 5/03/99
  proceeds at maturity $2,095,698
  (collateralized by $2,130,000
  FNMA 5.80% due 3/15/02,
  valued at $2,141,410)                                               2,095,000
                                                                    -----------
Total Investments
  (Identified Cost
  $85,675,684)                                      101.3%           96,454,073
Other Assets,
  Less Liabilities                                   (1.3)           (1,224,462)
                                                    -----           -----------
Net Assets                                          100.0%          $95,229,611
                                                    =====           ===========

See notes to financial statements

Large Cap Value Portfolio
STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999 (Unaudited)
================================================================================
Assets:
Investments at value (Note 1A) (Identified Cost, $85,675,684)        $96,454,073
Cash                                                                         654
Receivable for investments sold                                          698,777
Dividends and interest receivable                                        152,220
--------------------------------------------------------------------------------
  Total assets                                                        97,305,724
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                      1,915,880
Payable to affiliates--Management fee (Note 2)                            47,105
Accrued expenses and other liabilities                                   113,128
--------------------------------------------------------------------------------
  Total liabilities                                                    2,076,113
--------------------------------------------------------------------------------
Net Assets                                                           $95,229,611
================================================================================
Represented by:
Paid-in capital for beneficial interests                             $95,229,611
================================================================================

Large Cap Value Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1999 (Unaudited)
================================================================================
Investment Income (Note 1B):
Dividend income                                       $1,205,604
Interest income                                           37,428
--------------------------------------------------------------------------------
  Total investment income                                            $ 1,243,032
--------------------------------------------------------------------------------
Expenses:
Management fees (Note 2)                                 344,489
Custody and fund accounting fees                          49,528
Legal fees                                                14,335
Audit fees                                                13,835
Trustees fees                                              3,375
Other                                                     13,073
--------------------------------------------------------------------------------
  Total expenses                                                         438,635
--------------------------------------------------------------------------------
Net investment income                                                    804,397
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net unrealized appreciation
  of investments                                       17,959,765
Net realized loss from
  investment transactions                              (8,417,842)
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                    9,541,923
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 $10,346,320
================================================================================

See notes to financial statements

Large Cap Value Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the period
                                            Six Months          November 1, 1997
                                              Ended              (Commencement
                                          April 30, 1999       of Operations) to
                                           (Unaudited)         October 31, 1998
================================================================================
Increase (Decrease) in Net Assets
 from Operations:
Net investment income                     $   804,397             $  1,551,855
Net realized gain (loss) on
 investment transactions                   (8,417,842)               8,655,223
Unrealized appreciation
 (depreciation) of investments             17,959,765              (18,203,522)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                 10,346,320               (7,996,444)
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions (Note 1)        3,421,769              279,612,949
Value of withdrawals                      (47,798,705)            (142,356,278)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from capital transactions                (44,376,936)             137,256,671
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets:    (34,030,616)             129,260,227
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                       129,260,227                       __
--------------------------------------------------------------------------------
End of period                            $ 95,229,611             $129,260,227
================================================================================

Large Cap Value Portfolio
FINANCIAL HIGHLIGHTS

                                                                 For the period
                                             Six Months         November 1, 1997
                                               Ended             (Commencement
                                           April 30, 1999      of Operations) to
                                            (Unaudited)        October 31, 1998
================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)     $95,230                  $129,260
Ratio of expenses to average net assets         0.76%*                    0.78%*
Ratio of net investment income to average
 net assets                                     1.40%*                    1.20%*
Portfolio turnover                                79%                       61%
================================================================================
*Annualized

See notes to financial statements

Large Cap Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Large Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

      On November 1, 1997 (Commencement of Operation) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $12,341,545, $34,373,886, $39,082,974 and $16,297,323 including $1,229,530, $3,795,385, $4,553,306 and
$1,443,925, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions, are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998, "Proceeds from contributions" on the Statement of Changes in Net Assets.

      The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies consistently followed by the Portfolio are as follows:

      A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

      B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

      C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

Large Cap Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

      D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

      F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank had delegated the daily management of the Portfolio to Miller Anderson & Sherrerd LLP, but effective January 22, 1999 Citibank delegated the daily management of the Portfolio to SSBC Fund Management, Inc., (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

  The management fee paid to Citibank amounted to $126,883 for the six months ended April 30, 1999. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fee, which is accrued daily and payable monthly and is at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadvisers. Miller Anderson & Sherrerd LLP fee structure was: 0.625% on the first $25 million; 0.375% on the next $75 million; 0.250% on the next $400 million; and 0.20% on assets in excess of $500 million, and for SSBC Fund Management, Inc. the fee structure is: 0.65% on the first $10 million; 0.50% on the next $10 million; 0.40% on the next $10 million; and 0.30% on assets in excess of $30 million. The fees

Large Cap Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

paid to the Subadviser amounted to $217,606 of which $116,277 was paid to Miller Anderson & Sherrerd LLP and $101,329 to SSBC Fund Management, Inc. for the six months ended April 30, 1999.

      The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Purchases And Sales Of Investments Purchases and sales of investments, other than short-term obligations, aggregated $88,425,320 and $129,423,878 respectively, for the six months ended April 30, 1999.

4. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $85,675,684
================================================================================
Gross unrealized appreciation                                      $12,038,982
Gross unrealized depreciation                                       (1,260,593)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $10,778,389
================================================================================

5. Line of Credit The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $130. Since the line of credit was established, there have been no borrowings.

Small Cap Value Portfolio
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

Issuer                                              Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 87.7%
--------------------------------------------------------------------------------
Commercial Services -- 2.9%
--------------------------------------------------------------------------------
Nash Finch Co.                                      72,500           $   688,750
Reynolds & Reynolds Co.                             74,800             1,706,375
Unisource Worldwide
  Inc.                                             184,000             1,495,000
                                                                      ----------
                                                                       3,890,125
                                                                      ----------
Consumer Durable Goods -- 3.4%
--------------------------------------------------------------------------------
Cannondale Corp.*                                   66,000               627,000
Coachmen Industries Inc.                            37,500               594,562
D.R. Horton Inc.                                    48,500               936,656
Engle Homes Inc.                                    55,500               645,187
Flexsteel Industries Inc.                           89,200             1,165,175
Rockshox Inc.*                                     124,900               175,641
TBC Corp.*                                          70,000               542,500
                                                                      ----------
                                                                       4,686,721
                                                                      ----------
Consumer Non-Durables -- 9.9%
--------------------------------------------------------------------------------
Dimon Inc.                                         200,000               875,000
Scweitzer-Mauduit
  International Inc.                                90,800             1,503,875
Sola International Inc.*                            89,700             1,334,288
Standard Commercial
  Corp.                                            479,000             2,125,563
Timberland Co.*                                     43,400             3,005,450
Tropical Sportswear
  International Corp.*                             109,500             2,402,156
Wolverine World
  Wide Inc.                                        226,000             2,712,000
                                                                      ----------
                                                                      13,958,332
                                                                      ----------
Consumer Services -- 2.0%
--------------------------------------------------------------------------------
Aztar Corp.*                                       407,700             2,828,419
                                                                      ----------
Electronic Technology -- 5.1%
--------------------------------------------------------------------------------
Aehr Test Systems*                                 260,000             1,170,000
Cordant Technologies Inc.                           13,000               599,625
ESCO Electronics Corp.*                            129,200             1,251,625
Flir Systems Inc.*                                  35,500               488,125
Ladish Inc.*                                       249,000             1,665,187
Spacehab Inc.*                                     233,000             1,281,500
United Industrial Corp.                             58,900               692,075
                                                                      ----------
                                                                       7,148,137
                                                                      ----------
Energy Minerals -- 1.8%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                  163,000             2,587,625
                                                                      ----------
Finance -- 13.4%
--------------------------------------------------------------------------------
Acceptance Insurance
  Co.*                                              96,500             1,357,031
Centris Group Inc.                                 170,900             1,943,988
Executive Risk Inc.                                  8,200               588,350
HCC Holdings                                        86,000             1,816,750
MMI Companies Inc.           128,400             1,990,200
Matrix Capital Corp          116,400             1,746,000
PBOC Holdings Inc.*           85,000               743,750
PMI Group Inc.                17,500               976,719
Penn-America
  Group Inc.                 112,100             1,177,050
Presidential Life Corp.      113,800             2,041,288
Professionals Group*          59,200             1,505,900
Seibels Bruce
  Group Inc.*                276,300             1,139,738
Stancorp Financial
  Group Inc.*                 45,000             1,082,813
Symons International
  Group Inc.*                110,600               622,125
                                                ----------
                                                18,731,702
                                                ----------
Health Technology -- 2.8%
--------------------------------------------------------------------------------
Orthologic Corp.*            357,800             1,073,400
Skyepharma                    15,301               154,923
West Pharmaceutical
  Services Inc.               83,200             2,750,800
                                                ----------
                                                 3,979,123
                                                ----------
Industrial Services -- 8.4%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*         82,900             2,891,138
ENSCO International Inc.     138,400             2,569,050
Perini Corp.*                123,800               603,525
R&B Falcon Corp.*            139,140             1,391,400
Rowan Companies Inc.*        181,600             2,905,600
Santa Fe International
  Corp.                       69,100             1,485,650
                                                ----------
                                                11,846,363
                                                ----------
Non-Energy Minerals -- 4.1%
--------------------------------------------------------------------------------
Carpenter Technology
  Corp.                       50,400             1,578,150
LTV Corp.                    410,100             2,614,388
Lone Star Technologies
  Inc.*                       92,100             1,582,967
                                                ----------
                                                 5,775,505
                                                ----------
Process Industries -- 1.3%
--------------------------------------------------------------------------------
RPM Inc.                      90,400             1,271,250
Tuscarora Inc.                48,000               606,000
                                                ----------
                                                 1,877,250
                                                ----------

Small Cap Value Portfolio
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

Issuer                                              Shares              Value
--------------------------------------------------------------------------------
Producer Manufacturing -- 19.5%
--------------------------------------------------------------------------------
Baldor Electric Co.                                 88,700           $ 1,713,019
Commercial Intertech
  Corp.                                            115,800             1,483,687
Commonwealth
  Industries Inc.                                  136,500             1,313,813
Easco, Inc.                                        190,400             1,428,000
Global Industrial
  Technologies Inc.*                               307,600             4,056,475
Holophane Corp.*                                    75,800             1,956,587
JLG Industries Inc.                                292,500             4,698,281
Keystone Consolidated
  Industries Inc.*                                 181,400             1,235,787
Myers Industries Inc.                               92,900             2,101,863
Patrick Industries Inc.                             93,100             1,187,025
Superior Industries
  International Inc.                                69,300             1,732,500
Timken Co.                                         133,000             2,967,562
Watts Industries Inc.                               97,900             1,505,212
                                                                      ----------
                                                                      27,379,811
                                                                      ----------
Retail Trade -- 3.7%
--------------------------------------------------------------------------------
Duckwall-Alco
  Stores Inc.*                                      65,400               600,863
Little Switzerland Inc.*                            83,800                78,562
Schultz Sav-O Stores Inc.                          150,950             2,415,200
Syms Corp.*                                        250,000             2,015,625
                                                                    ------------
                                                                       5,110,250
                                                                    ------------
Technology Services -- 1.4%
--------------------------------------------------------------------------------
Ultrak Inc.*                                       326,200             1,916,425
                                                                    ------------
Transportation -- 8.0%
--------------------------------------------------------------------------------
Air Express International
  Corp.                                             48,600             1,063,125
Conrad Industries Inc.*                             28,200               169,200
Fritz Companies Inc.*                              269,600             2,729,700
Kenan Transport Co.                                 83,200             2,600,000
Midwest Express
  Holdings Inc.*                                    51,300             1,603,125
Motor Cargo
  Industries Inc.*                                 192,600             1,083,375
Tidewater Inc.                                      75,000             1,987,500
                                                                    ------------
                                                                      11,236,025
                                                                    ------------
Total Common Stocks
  (Identified Cost
  $143,399,069)                                                      122,951,813
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 11.4%
--------------------------------------------------------------------------------

State Street Bank
  Repurchase Agreement
  4.00% due 5/03/99
  proceeds at maturity
  $16,042,346 (collateralized by
  $16,120,000 Federal National
  Mortgage Association
  5.30% due 1/08/01;
  valued at $16,358,386)                                              16,037,000
                                                                    ------------
Total Investments
  (Identified Cost
  $159,436,069)                                       99.1%          138,988,813
Other Assets,
  Less Liabilities                                     0.9%            1,269,576
                                                     -----          ------------
Net Assets                                           100.0%         $140,258,389
                                                     =====          ============


* Non income producing securities.

See notes to financial statements

Small Cap Growth Portfolio
STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999 (Unaudited)
================================================================================
Assets:
Investments at value (Note 1A)
  (Identified Cost, $159,436,069)                                   $138,988,813
Cash                                                                      55,868
Receivable for securities sold                                         1,416,319
Dividend and interest receivable                                          49,785
--------------------------------------------------------------------------------
  Total assets                                                       140,510,785
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                         21,600
Payable to affiliates -- Management fees (Note 2)                         23,190
Accrued expenses and other liabilities                                   207,606
--------------------------------------------------------------------------------
Total liabilities                                                        252,396
--------------------------------------------------------------------------------
Net Assets                                                          $140,258,389
================================================================================
Represented by:
Paid-in capital for beneficial interests                            $140,258,389
================================================================================

Small Cap Value Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1999 (Unaudited)
================================================================================
Dividend income                                          $861,930
Interest income                                            67,785
--------------------------------------------------------------------------------
                                                                      $  929,715
--------------------------------------------------------------------------------
Expenses:
Management fees (Note 2)                                  597,726
Custody and fund accounting fees                           26,693
Audit fees                                                 13,835
Legal fees                                                 11,336
Trustees fees                                               3,594
Other                                                      41,871
--------------------------------------------------------------------------------
  Total expenses                                                         695,055
--------------------------------------------------------------------------------
Net investment income                                                    234,660
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Unrealized appreciation of investments                 24,268,482
Net realized loss from investment transactions        (22,928,761)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        1,339,721
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $1,574,381
================================================================================

See notes to financial statements

Small Cap Value Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the Period
                                                Six Months      November 1, 1997
                                                  Ended          (Commencement
                                             April 30, 1999    of Operations) to
                                               (Unaudited)     October 31, 1998
================================================================================

Increase (Decrease) in Net Assets from:
Net investment income                        $    234,660          $    433,451
Net realized gain (loss) on investment
  transactions                                (22,928,761)           12,366,831
Unrealized appreciation (depreciation)
  of investments                               24,268,482           (75,028,999)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                      1,574,381           (62,228,717)
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions (Note 1)            3,708,766           434,934,898
Value of withdrawals                          (35,890,285)         (201,840,654)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                   (32,181,519)          233,094,244
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets:        (30,607,138)          170,865,527
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                           170,865,527                    --
--------------------------------------------------------------------------------
End of period                                $140,258,389          $170,865,527
================================================================================

Small Cap Value Portfolio
FINANCIAL HIGHLIGHTS

                                                                 For the Period
                                                Six Months      November 1, 1997
                                                  Ended          (Commencement
                                             April 30, 1999    of Operations) to
                                               (Unaudited)     October 31, 1998
================================================================================
Ratios/Supplemental Data:
Net Assets, end of period (000's omitted)       $140,258           $170,866
Ratio of expenses to average net assets            0.87%*             0.89%
Ratio of net investment income
to average net assets                              0.29%*             0.22%
Portfolio turnover                                   21%                47%
================================================================================

*Annualized

See notes to financial statements

Small Cap Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Small Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

      On November 1, 1997, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $16,913,632, $42,092,855, $81,236,129 and $40,503,947 including $2,712,350, $7,246,592, $14,228,135 and $6,126,184,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the period November 1, 1997 (Commencement of Operations) to October 31, 1998. "Proceeds from contributions" in the Statement of Changes in Net Assets.

      The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies consistently followed by the Portfolio are as follows:

      A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

      B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

      C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

Small Cap Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

      D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

      E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, LLC ("the Subadviser"). Citibank is a wholly owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

      The management fees paid to Citibank, amounted to $159,394 for the six months ended April 30, 1999. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

      The management fees paid to the Subadviser amounted to $438,332 for the six months ended April 30, 1999.

3. Purchases And Sales Of Investments Purchases and sales of investments, other than short-term obligations, aggregated $32,104,029 and $76,752,225, respectively, for the six months ended April 30, 1999.

Small Cap Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $159,436,069
================================================================================
Gross unrealized appreciation                                    $ 12,285,702
Gross unrealized depreciation                                     (32,732,958)
--------------------------------------------------------------------------------
Net unrealized depreciation                                      $(20,447,256)
================================================================================

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $674. Since the line of credit was established, there have been no borrowings.

Foreign Bond Portfolio
PORTFOLIO OF INVESTMENTS                           April 30, 1999
(Unaudited)
                                          Principal
Issuer                       Currency       Amount         Value
------------------------------------------------------------------
FIXED INCOME--65.7%
------------------------------------------------------------------
Belgium -- 0.0%
Kingdom of Belgium
9.00% due 3/28/03               EUR          39,662  $     50,819
                                                     ------------
Canada -- 1.3%
Canadian Government Bonds
5.25% due 9/01/03               CAD       2,960,000     2,050,543
                                                     ------------
Denmark-- 0.7%
Nykredit
5.00% due 10/01/29              DKK       4,074,000       540,579
Unikredit Realkred
5.00% due 10/01/29              DKK       4,537,000       605,883
                                                     ------------
                                                        1,146,462
                                                     ------------
France -- 9.0%
Government of France
7.75% due 10/25/05              EUR      10,100,000    13,283,703
3.00% due 7/25/09               EUR         950,221     1,026,399
                                                     ------------
                                                       14,310,102
                                                     ------------
Germany -- 0.8%
Republic of Germany
5.625% due 1/04/28              EUR       1,114,842     1,316,690
                                                     ------------
Greece-- 4.3%
Hellenic Republic
12.80% due 6/17/03              GRD      64,800,000       216,981
Republic of Greece
7.60% due 1/22/02               GRD   1,712,000,000     5,610,383
13.10% due 10/23/03             GRD     294,000,000       992,083
                                                     ------------
                                                        6,819,447
                                                     ------------
Italy -- 9.2%
Republic of Italy
4.75% due 5/01/03               EUR       8,578,237     9,597,618
6.50% due 11/01/27              EUR       3,910,000     5,010,326
SCCR Limited
3.109% due 5/15/00              EUR     200,000,000       108,983
                                                     ------------
                                                       14,716,927
                                                     ------------
Japan -- 14.9%
Government of Japan
4.50% due 6/20/03               JPY      10,900,000       105,678
4.10% due 12/22/03              JPY   2,459,000,000    23,778,707
                                                     ------------
                                                       23,884,385
                                                     ------------
Spain -- 1.7%
Government of Spain
6.00% due 1/31/29               EUR       2,245,982     2,729,007
                                                     ------------
Sweden -- 5.0%
Kingdom of Sweden
10.25% due 5/05/00              SEK      52,100,000   $ 6,612,507
13.00% due 6/15/01              SEK       7,000,000       995,621
6.50% due 5/05/08               SEK       2,700,000       377,524
                                                     ------------
                                                        7,985,652
                                                     ------------
United States -- 18.8%
Associates Corp. of
  North America
5.103% due 8/27/01                       $2,700,000     2,698,264
Banc One Auto
  Grantor Trust
6.27% due 11/20/03                       $  360,319       363,785
Chase Manhattan
  Grantor Trust
6.61% due 9/15/02                        $  315,275       318,034
Daimler Benz
  North America
5.23% due 6/10/00                        $1,530,000     1,526,894
Emergent Home
  Equity Loan Trust
6.745% due 5/15/12                       $1,260,468     1,263,833
Euro Investment Bank
7.00% due 12/08/03              GBP       3,000,000     5,140,761
Federal National
  Mortgage Association
5.50% due 2/25/05                        $  235,516       234,739
6.875% due 6/07/02              GBP       2,150,000     3,605,008
Government National
  Mortgage Association
6.125% due 12/20/25                      $  149,829       152,826
6.125% due 11/20/26                      $1,035,879     1,055,624
6.125% due 12/20/26                      $1,128,811     1,150,856
6.625% due 9/20/25                       $  587,550       596,822
6.625% due 9/20/26                       $  335,516       341,877
6.875% due 4/20/25                       $  610,164       617,126
Student Loan
  Marketing Association
4.967% due 10/25/04                      $   33,611        33,533
5.026% due 4/25/07                       $4,760,083     4,750,421
5.057% due 4/25/06                       $  230,447       229,297
TCI Communications Inc.
5.675% due 4/01/02                       $5,800,000     5,904,748
United States Treasury
  Inflationary Index Notes
3.625% due 7/15/02                       $  102,709       102,324
                                                     ------------
                                                       30,086,772
                                                     ------------
Total Fixed Income
(Identified cost $107,008,244)                       $105,096,806
                                                     ------------
14

Foreign Bond Portfolio
PORTFOLIO OF INVESTMENTS  (Continued)              April 30, 1999
(Unaudited)

                                        Principal
Issuer                       Currency     Amount         Value
------------------------------------------------------------------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 52.3%
------------------------------------------------------------------
E.I. du Pont de
  Nemours & Co.
4.83% due 5/04/99                      $ 6,000,000      5,997,585
State Street Bank &
  Trust Repurchase
  Agreement
4.00% due 5/03/99
proceeds at maturity
$77,753,909                                            77,728,000
(Collateralized by $77,070,000
U.S. Treasury Note, 7.125%
due 2/29/00, valued at $79,285,763)
United States Treasury Bills
4.42% due 6/24/99                      $    40,000         39,735
                                                     ------------
Total Short-Term
  Obligations                                          83,765,320
                                                     ------------
Total Investments
  (Identified Cost
  $190,773,564)                              118.0%   188,862,126

Other Assets,
  Less Liabilities                           (18.0)   (28,819,025)
                                             -----   ------------
Net Assets                                   100.0%  $160,043,101
                                             =====   ============


See notes to financial statements

-----------------------------------------
Foreign Currency Legend
-----------------------------------------
Symbol                            Country
------                            -------
CAD................................Canada
DKK...............................Denmark
EUR................................Europe
GRD................................Greece
JPY.................................Japan
SEK................................Sweden
GBP........................United Kingdom

Foreign Bond Portfolio
(Unaudited)

Forward foreign currency contracts which were open at April 30, 1999 are as follows:

                                                                                                          Unrealized
                                          Market             Aggregate            Delivery Date          Appreciation
       Currency        Country            Value              Face Value            of Contracts         (Depreciation)
       --------        -------            -----              ----------            ------------         --------------
Dollar (Buy)          Australia        $ 3,071,873          $ 3,000,217              May 1999             $  71,656
Dollar (Buy)          Australia         11,801,634           11,574,687              May 1999               226,947
Dollar (Sell)         Australia          6,929,173            6,900,000              May 1999               (29,173)
Dollar (Sell)         Canada             1,936,231            1,913,820              May 1999               (22,411)
Drachma (Buy)         Greece               808,636              817,899              May 1999                (9,263)
Drachma (Sell)        Greece             3,393,967            3,397,760              May 1999                 3,793
Euro (Sell)           Europe            20,319,137           20,522,880              May 1999               203,743
Euro (Sell)           Europe             4,233,154            4,227,372              May 1999                (5,782)
Euro (Buy)            Europe             3,386,523            3,397,760              May 1999               (11,237)
Krona (Sell)          Sweden             8,035,621            8,117,506              May 1999                81,885
Krone (Sell)          Denmark            6,819,409            6,873,744              May 1999                54,335
Krone (Buy)           Denmark            5,551,179            5,607,477              May 1999               (56,298)
Peso (Sell)           Argentina          4,252,033            4,244,348              May 1999                (7,685)
Peso (Buy)            Argentina          2,138,377            2,080,292              May 1999                58,085
Pound (Sell)          Great Britain      9,423,995            9,499,060              May 1999                75,065
Yen (Sell)            Japan             10,323,685           10,356,577              May 1999                32,892
Yen (Buy)             Japan              4,231,711            4,227,372              May 1999                 4,339
                                                                                                           --------
                                                                                                           $670,891
                                                                                                           ========

Foreign Bond Portfolio
STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999 (Unaudited)
================================================================================
Assets:
Investments, at value (Note1A) (Identified Cost, $190,773,564)      $188,862,126
Foreign currency at value (Cost $1,139,278)                            1,166,033
Cash                                                                          25
Receivable for securities sold                                        38,410,214
Interest receivable                                                    2,093,420
Receivable for forward contracts                                         812,740
Receivable for daily variation on future contracts                        45,541
Other assets                                                               4,049
--------------------------------------------------------------------------------
  Total assets                                                       231,394,148
--------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased                                      70,885,776
Payable for forward contracts                                            141,849
Payable to affiliates--Management fees (Note 2)                           37,694
Accrued expenses                                                         285,728
--------------------------------------------------------------------------------
  Total liabilities                                                   71,351,047
--------------------------------------------------------------------------------
Net Assets                                                          $160,043,101
================================================================================
Represented by:
Paid-in capital for beneficial interest                             $160,043,101
================================================================================

Foreign Bond Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1999 (Unaudited)
================================================================================

Income:
Interest (Note 1B) (net of foreign tax of $61,634)                                     $5,372,732
Expenses:
Management fees (Note 2)                                                 $639,344
Custody and fund accounting fees                                          140,079
Shareholder report                                                         35,227
Audit fees                                                                 18,190
Trustees fees                                                               3,954
Legal fees                                                                  2,336
Other                                                                       2,628
--------------------------------------------------------------------------------------------------
  Total expenses                                                                          841,758
--------------------------------------------------------------------------------------------------
Net investment income                                                                   4,530,974
--------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency Transactions
Unrealized depreciation of investments                                                (16,223,414)
Net realized gain from investments and futures contracts                               11,525,948
Net realized loss from forward currency contracts and
  foreign currency transactions                                                        (2,120,656)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency                   (6,818,122)
--------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                  ($2,287,148)
==================================================================================================

See notes to financial statements

Foreign Bond Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                                           For the Period
                                                                         Six Months       November 1, 1997
                                                                            Ended          (Commencement
                                                                        April 30, 1999    of Operations) to
                                                                         (Unaudited)      October 31, 1998
===========================================================================================================
Increase (Decrease) in Net Assets from
Operations:
Net investment income                                                     $4,530,974          $12,127,813
Net change in unrealized appreciation (depreciation) of investments, forward currency contracts, foreign currency, futures,
  written options and other assets and liabilities                       (16,223,414)          17,490,716
Net realized gain from investments, forward currency contracts,
  foreign currency transactions, futures and written options               9,405,292              319,290
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                         (2,287,148)          29,937,819
-----------------------------------------------------------------------------------------------------------
Capital Transactions
Proceeds from contributions (Note 1)                                      12,060,736          355,866,842
Value of withdrawals                                                    (131,995,965)        (103,539,183)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from capital transactions                                           (119,935,229)         252,327,659
-----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                   (122,222,377)         282,265,478
-----------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                      282,265,478                   --
-----------------------------------------------------------------------------------------------------------
End of period                                                           $160,043,101         $282,265,478
===========================================================================================================

Foreign Bond Portfolio
FINANCIAL HIGHLIGHTS

                                                                            For the Period
                                                          Six Months       November 1, 1997
                                                             Ended          (Commencement
                                                         April 30, 1999    of Operations) to
                                                          (Unaudited)      October 31, 1998
============================================================================================
Ratios/Supplemental Data:
Net assets , end of period (000's omitted)                 $160,043            $282,265
Ratio of expenses to average net assets                        0.72%*              0.74%
Ratio of net investment income to average net assets           3.87%*              4.55%
Portfolio turnover                                              350%                693%
============================================================================================

*Annualized
See notes to financial statements

Foreign Bond Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Foreign Bond Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") is the Investment Manager of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amount of $37,806,736, $69,713,620, $91,158,260, and $19,592,443 including $(434,418), $(669,939), $(836,241), and
$(161,393), respectively, of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions, are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998, "Proceeds from Contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Bond Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

   C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   G. Futures contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments

Foreign Bond Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. Purchased Options The premium paid by the Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, the Portfolio will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   I. Swap Agreements To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

Foreign Bond Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

   J. Written Options When a Portfolio writes an option, the premium received by the Portfolio is presented in the Portfolio's Statement of Assets and Liabilities as an asset with an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the portfolio purchases upon exercise of the option.

   The risk in writing a call option is that the Portfolio relinquished the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option the Portfolio assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts terms.

   K. Other Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolios. SFG acts as Sub-Administrator and performs such duties and receives certain compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank had delegated the daily management of the Portfolio to Pacific Investment Management Company, ("PIMCO"), but effective March 1, 1999 Citibank had delegated the daily management of the Portfolio to Salomon Brothers Asset Management Limited (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp, which in turn,

Foreign Bond Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fee paid to Citibank amounted to $257,904 for the six months ended April 30, 1999. Citibank management fees are computed at the annual rate of 0.55% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to its Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser a fee which is accrued daily and payable monthly at an annual rate equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser of 0.30% on first $200 million, 0.25% on remaining assets.

   The fees paid to the Subadviser amounted to $381,440 of which $284,399 was paid to PIMCO and $97,041 to Salomon Brothers Asset Management Limited for the six months ended April 30, 1999.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Purchases and Sales of Investments Purchases and sales of securities, other than short-term obligations, aggregated $845,463,915 and $993,736,477 respectively for the six months ended April 30, 1999.

4. Federal Income Tax Basis of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $190,773,564
================================================================================
Gross unrealized appreciation                                          $597,028
Gross unrealized depreciation                                        (2,508,466)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         ($1,911,438)
================================================================================

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into a line of credit agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $263. Since the line of credit was established, there have been no borrowings.

International Portfolio
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

Issuer                                             Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
--------------------------------------------------------------------------------
Austria -- 0.8%
--------------------------------------------------------------------------------
Boehler-Uddeholm                                    23,753         $  1,396,156
                                                                   ------------
Australia -- 2.5%
--------------------------------------------------------------------------------
Australia & New Zealand
  Banking  Group                                   331,185            2,623,365
Pioneer International,
  Ltd.                                             570,036            1,391,946
                                                                   ------------
                                                                      4,015,311
                                                                   ------------
Canada -- 2.5%
--------------------------------------------------------------------------------
Imasco, Ltd.                                       104,752            2,306,110
Noranda, Inc.                                      131,960            1,764,776
                                                                   ------------
                                                                      4,070,886
                                                                   ------------
Finland -- 1.3%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                      71,398            2,160,922
                                                                   ------------
France -- 10.3%
--------------------------------------------------------------------------------
BIC                                                 27,141            1,522,470
BQE National Paris                                  20,135            1,668,680
Elf Aquitaine                                       20,330            3,157,062
La Farge Coppee                                     25,431            2,471,609
Pernod-Ricard                                       40,374            2,723,273
Societe Generale                                    14,480            2,591,257
Total                                               18,636            2,551,445
                                                                   ------------
                                                                     16,685,796
                                                                   ------------
Germany -- 8.5%
--------------------------------------------------------------------------------
Buderus AG                                           4,965            1,683,654
Commerzbank AG                                      66,477            2,148,925
Draegerwerk AG                                     115,560            1,587,009
Dyckerhoff AG                                        7,241            1,988,842
Hoechst AG                                          42,419            2,009,793
SGL Carbon                                           9,476              521,044
Veba AG                                             52,031            2,852,712
Vossloh AG                                          39,304            1,071,235
                                                                   ------------
                                                                     13,863,214
                                                                   ------------
Great Britain -- 27.3%
--------------------------------------------------------------------------------
Allied Domecq                                      281,855            2,194,553
Allied Zurich                                      159,284            2,111,419
B.A.T.  Industries                                 191,264            1,612,277
BOC Group                                          135,471            2,140,094
CGU                                                161,598            2,524,238
Coats Viyella                                    1,427,046            1,044,538
Cookson Group                                      985,055            2,773,151
Elementis                                        1,412,738            2,272,671
Hanson                                             273,789            2,721,946
Hillsdown Holdings                               1,337,938            1,764,919
Invensys                                           392,770            1,996,643
Lex Service                                        271,060            2,561,818
Lloyds TSB Group                                   167,528            2,700,413
Medeva                                             694,500            1,296,001
National Westminister
  Bank                                              89,421            2,150,581
Reckitt & Colman                                    30,594              363,218
Safeway                                            332,496            1,385,355
TI Group                                           386,755            3,235,298
Tomkins                                            896,837            3,808,838
United News & Media                                165,455            2,012,226
Williams                                           239,508            1,656,775
                                                                   ------------
                                                                     44,326,972
                                                                   ------------
Hong Kong -- 3.5%
--------------------------------------------------------------------------------
Hang Lung
  Development Co.                                1,274,635            1,644,478
New World
  Development Co.                                  800,790            1,983,637
South China
  Morning Post                                   2,187,486            1,319,378
Swire Pacific                                      140,500              788,511
                                                                   ------------
                                                                      5,736,004
                                                                   ------------
Ireland -- 2.9%
--------------------------------------------------------------------------------
Greencore Group                                    463,790            1,763,812
Jefferson Smurfit Group                          1,107,420            3,018,287
                                                                   ------------
                                                                      4,782,099
                                                                   ------------
Italy -- 3.6%
--------------------------------------------------------------------------------
Eni Spa                                            370,300            2,437,082
Telecom Italia SPA                                  80,727              434,075
Telecom Italia                                     273,300            2,907,352
                                                                   ------------
                                                                      5,778,509
                                                                   ------------
Japan -- 8.0%
--------------------------------------------------------------------------------
Kyocera Corp.                                       43,100            2,558,860
Nichicon Corp.                                     196,000            2,584,994
Nintendo Co.                                        35,300            3,289,977
Promise Co.                                         53,000            3,017,920
Yodogawa Steel Works                               351,000            1,478,421
                                                                   ------------
                                                                     12,930,172
                                                                   ------------

International Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)

Issuer                                             Shares              Value
--------------------------------------------------------------------------------
Netherlands -- 7.8%
--------------------------------------------------------------------------------
ABN Amro Holdings  NV                               92,202         $  2,196,420
Akzo Nobel NV                                       74,648            3,371,186
ING Groep NV                                        58,523            3,604,322
Koninklijke PTT                                     25,211            1,052,000
Philips Electrics NV                                27,863            2,398,910
                                                                   ------------
                                                                     12,622,838
                                                                   ------------
Spain -- 3.0%
--------------------------------------------------------------------------------
Banco Santander SA                                 108,460            2,355,706
Telefonica Rights                                   52,490               48,796
Telefonica SA                                       52,490            2,459,227
                                                                   ------------
                                                                      4,863,729
                                                                   ------------
Sweden -- 3.0%
--------------------------------------------------------------------------------
Electrolux AB                                      118,560            2,402,958
Getinge Industrier                                 154,559            2,399,814
                                                                   ------------
                                                                      4,802,772
                                                                   ------------
Switzerland -- 8.0%
--------------------------------------------------------------------------------
Forbo Holdings AG                                    4,505            1,874,992
Novartis AG                                          2,122            3,105,739
Saurer AG                                            4,044            2,366,974
Schweizerische
  Rueckversicherungs-
  Gesellschaft AG                                      634            1,387,096
Schweizerische Industrie-
  Gesellschaft Holding AG                            3,743            2,372,341
Sulzer AG                                            2,889            1,834,857
                                                                   ------------
                                                                     12,941,999
                                                                   ------------
United States -- 1.5%
--------------------------------------------------------------------------------
Creative Technology Ltd.*                          193,186            2,438,973
                                                                   ------------
Total Common Stock
  (Identified Cost
  $144,306,326)                                                     153,416,352
                                                                   ------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------
Bolton Properties*
  Exp. 9/15/06                                      23,750                3,206
                                                                   ------------
(Identified Cost $6,808)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 4.0%
--------------------------------------------------------------------------------
State Street Repurchase Agreement
  4.00% due 5/03/99 proceeds at
  maturity $6,511,170
  (collateralized by $6,585,000
  Federal Home Loan Mortgage
  5.25% due 2/16/01, valued
  at $6,640,242)                                                   $  6,509,000
                                                                   ------------
Total Investments
  (Identified Cost
  $150,822,134)                                       98.5%         159,928,558
Other Assets,
  Less Liabilities                                     1.5            2,412,291
                                                     -----         ------------
Net Assets                                           100.0%        $162,340,849
                                                     =====         ============

* Non income producing

See notes to financial statements

International Portfolio
STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999 (Unaudited)
================================================================================
Assets:
Investments at value (Note 1A) (Identified Cost, $150,822,134)     $159,928,558
Foreign currency, at value (Cost $59,151)                                60,908
Cash                                                                        570
Dividends and interest receivable                                     1,007,744
Receivable for investments sold                                       3,403,617
--------------------------------------------------------------------------------
  Total assets                                                      164,401,397
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                     1,813,889
Payable to affiliates--Management fees (Note 2)                          43,041
Accrued expenses and other liabilities                                  203,618
--------------------------------------------------------------------------------
  Total liabilities                                                   2,060,548
--------------------------------------------------------------------------------
Net Assets                                                         $162,340,849
--------------------------------------------------------------------------------
Represented by:
Paid-in capital for beneficial interests                           $162,340,849
================================================================================

International Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1999 (Unaudited)
================================================================================

Investment Income: (Note 1B)
Dividend income (net of foreign withholding tax of $239,930)                           $2,278,141
Interest income                                                                            14,400
--------------------------------------------------------------------------------------------------------------------------
  Total investment income                                                                                     $ 2,292,541
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Management fees (Note 2)                                                                  800,204
Custody and fund accounting fees                                                          123,367
Audit fees                                                                                 17,685
Shareholder reports                                                                         5,000
Trustees fees                                                                               4,047
Legal fees                                                                                  3,336
Other                                                                                       1,191
--------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                                                                  954,830
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                           1,337,711
--------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions                                            7,036,401
Net realized loss on foreign currency & transactions                                     (394,435)
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investment transactions
  and foreign currency transactions                                                                             6,641,966
--------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments, forward currency
contracts, foreign currency transactions                                                                       17,104,589
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain of investments                                                              23,746,555
--------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                          $25,084,266
==========================================================================================================================

See notes to financial statements

International Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   For the Period
                                                                                  November 1, 1998
                                                                Six Months        (Commencement of
                                                                  Ended            Operations) to
                                                             April 30, 1999          October 31,
                                                               (Unaudited)              1998
===================================================================================================
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                         $  1,337,711          $  4,310,814
Net realized gain on investment transactions and
  foreign currency transactions                                  6,641,966             4,002,173
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                                 17,104,589           (20,091,760)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     25,084,266           (11,778,773)
---------------------------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions (Note 1)                             6,724,223           593,863,296
Value of withdrawals                                          (100,413,946)         (351,138,217)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                                    (93,689,723)          242,725,079
---------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets:                         (68,605,457)          230,946,306
---------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                            230,946,306                    --
---------------------------------------------------------------------------------------------------
End of period                                                 $162,340,849          $230,946,306
===================================================================================================

International Portfolio
FINANCIAL HIGHLIGHTS

                                                               For the Period
                                               Six Months     November 1, 1998
                                                  Ended         (Commencement
                                             April 30, 1999   of Operations) to
                                               (Unaudited)    October 31, 1998
================================================================================
Ratios/Supplemental Data:

Net assets, end of period (000's omitted)       $162,341          $230,946
Ratio of expenses to average net assets             0.95%*            0.97%
Ratio of net investment income to
  average net assets                                1.33%*            1.72%
Portfolio turnover                                     9%               43%
================================================================================

*Annualized

See notes to financial statements

International Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

 1. Significant Accounting Policies International Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with the year's contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the

International Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

   C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

International Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.

   Citibank has delegated the daily management of the Portfolio to Hotchkis & Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fee paid to Citibank, amounted to $348,733 for the six months ended April 30, 1999. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser:
0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.

   The management fees paid to the Subadviser amounted to $451,471 for the six months ended April 30, 1999.

3. Purchases And Sales Of Investments Purchases and sales of investments, other than short-term obligations, aggregated $18,643,940 and $107,868,973 respectively, for the six months ended April 30, 1999.

4. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $150,822,134
================================================================================
Gross unrealized appreciation                                    $ 23,153,957
Gross unrealized depreciation                                     (14,047,533)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $  9,106,424
================================================================================

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $223. Since the line of credit was established, there have been no borrowings.

Short-Term Portfolio
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

                                                Principal
Issuer                                            Amount                Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED  COST--98.9%
--------------------------------------------------------------------------------
Bank Notes- 4.8%
--------------------------------------------------------------------------------
Bank of New York
  5.75% due 5/14/99                             $2,000,000          $ 1,999,966
                                                                    -----------
Certificates of Deposit (Yankee) -- 22 8%
--------------------------------------------------------------------------------
Credit Suisse First Boston
  5.69% due 7/06/99                              3,000,000            3,003,277
Deutsche Bank
  5.645% due 8/09/99                             2,000,000            2,002,914
National Westminster
  Bank PLC
  5.655 % due 7/30/99                            1,500,000            1,502,419
Toronto Dominion
  5.65% due 7/26/99                              3,000,000            3,004,148
                                                                    -----------
                                                                      9,512,758
                                                                    -----------
Commercial Paper -- 18.8%
--------------------------------------------------------------------------------
Caisse d' Amortissement
  4.735% due 10/8/99                             4,000,000            3,916,611
Repsol International Financial
  4.785% due 7/15/99                             4,000,000            3,961,391
                                                                    -----------
                                                                      7,878,002
                                                                    -----------
United States Government Agency -- 9.6%
--------------------------------------------------------------------------------
Federal Home Loan Banks
  5.63% due 6/15/99                              4,000,000            3,999,867
                                                                    -----------
Repurchase Agreements -- 42.9%
--------------------------------------------------------------------------------
Dresdner Bank,
  4.85% due 5/03/99
  proceeds at maturity
  $4,490,814 (collateralized
  by $ 4,500,000
  U.S. Treasury Note
  7.875% due 8/15/01
  valued at $ 4,772,925).                                             4,489,000
  Principal
First Union National
  Bank PL & Co.
  4.92% due 5/03/99
  proceeds at maturity
  $4,488,840 (collateralized
  by $ 4,610,000
  Federal Home Loan
  Mortgage Corp.,
  4.71% due 6/04/99
  valued at $ 4,596,731).                                             4,487,000
State Street Bank
  & Trust Co.,
  4.92% due 5/03/99
  proceeds at maturity
  $4,488,840 (collateralized
  by $ 4,515,000
  Federal National
  Mortgage Association
  5.30% due 1/12/01
  valued at $ 4,505,358).                                             4,487,000
Westdeutche Landesbank,
  4.85% due 5/03/99
  proceeds at maturity
  $4,488,814 (collateralized
  by $ 4,250,000
  U.S. Treasury Note
  6.50% due 10/15/06
  valued at $ 4,487,000)                                              4,487,000
                                                                    -----------
                                                                     17,950,000
                                                                    -----------
Total Investments
  (Identified Cost
  $41,327,513)                                        98.9%          41,340,593
Other Assets,
  Less Liabilities                                     1.1              459,178
                                                     -----          -----------
Net Assets                                           100.0%         $41,799,771
                                                     =====          ===========

See notes to financial statements

Short-Term Portfolio
STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999 (Unaudited)
================================================================================
Assets:
Investments at value (Note 1A) (Identified Cost $41,327,513)         $41,340,593
Cash                                                                         782
Interest receivable                                                      622,567
--------------------------------------------------------------------------------
  Total assets                                                        41,963,942
--------------------------------------------------------------------------------
Liabilities:
Payable to affiliate-Management fee (Note 2)                              11,247
Accrued expenses and other liabilities                                   152,924
--------------------------------------------------------------------------------
  Total liabilities                                                      164,171
--------------------------------------------------------------------------------
Net Assets                                                           $41,799,771
================================================================================
Represented by:
Paid-in capital for beneficial interests                             $41,799,771
================================================================================

Short-Term Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1999 (Unaudited)
================================================================================

Interest Income (Note 1B):                                                              $1,990,326
Expenses:
Management fees (Note 2)                                                $ 95,237
Custody and fund accounting fees                                          50,874
Audit fees                                                                10,600
Legal fees                                                                 5,448
Shareholder reports                                                        5,000
Trustees fees                                                              2,458
Other                                                                      1,358
---------------------------------------------------------------------------------------------------
  Total expenses                                                                           170,975
---------------------------------------------------------------------------------------------------
Net investment income                                                                    1,819,351
---------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Unrealized depreciation of investments                                   (86,862)
Net realized gain from investment transactions                             2,692
---------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                                          (84,170)
---------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                    $1,735,181
===================================================================================================

See notes to financial statements

Short-Term Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                                       For the period
                                                                       Six Months     November 1, 1997
                                                                         Ended          (Commencement
                                                                    April 30, 1999    of Operations) to
                                                                      (Unaudited)     October 31, 1998
=======================================================================================================
Increase (Decrease) in Net Assets from Operations:
Net investment income                                                 $ 1,819,351      $  4,831,834
Unrealized appreciation (depreciation) of investments                     (86,862)           40,471
Net realized gain on investment transactions                                2,692            92,687
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    1,735,181         4,964,992
-------------------------------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions (Note 1)                                   15,198,492       476,612,362
Value of withdrawals                                                  (57,483,097)     (399,228,159)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions       (42,284,605)       77,384,203
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                 (40,549,424)       82,349,195
-------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                    82,349,195                --
-------------------------------------------------------------------------------------------------------
End of period                                                         $41,799,771      $ 82,349,195
=======================================================================================================

Short-Term Portfolio
FINANCIAL HIGHLIGHTS

                                                                            For the period
                                                            Six Months     November 1, 1997
                                                              Ended          (Commencement
                                                         April 30, 1999    of Operations) to
                                                           (Unaudited)     October 31, 1998
============================================================================================
Ratios/Supplemental Data:
Net assets (000's omitted)                                   $41,800           $82,349
Ratio of expenses to average net assets                         0.45%*            0.49%
Ratio of net investment income to average net assets            4.78%*            5.19%
============================================================================================

* Annualized

See notes to financial statements

Short-Term Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Short-Term Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") acts as the Investment Manager. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $37,516,585, $13,484,141, $17,666,426 and $8,038,078 including $1,369, $2,238, $2,239 and $1,408, respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998, "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

Short-Term Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.25% of the Portfolio's average daily net assets. The management fees paid to Citibank amounted to $95,237 for the six months ended April 30, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Purchases and Sales of Investments Purchases, maturities and sales of money market instruments aggregated $690,396,449 and $732,027,039, respectively, for the six months ended April 30, 1999.

4. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $41,327,513
================================================================================
Gross unrealized appreciation                                        $    13,080
Gross unrealized depreciation                                                  0
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $    13,080
================================================================================

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $90. Since the line of credit was established, there have been no borrowings.

6. Subsequent Event Effective May 1, 1999, the Portfolio was terminated and each investor's respective interest was distributed to that investor.

Intermediate Income Portfolio
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

                                                Principal
Issuer                                            Amount                Value
--------------------------------------------------------------------------------
FIXED INCOME -- 104.0%
--------------------------------------------------------------------------------

Asset Backed -- 34.4%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                             $1,974,000         $  1,996,760
Aircraft Financial Trust
  8.00% due 5/15/24                              2,200,000            2,169,062
Amresco Residential
  Securities Mortgage
  Loan Trust
  6.245% due 4/25/22                             3,000,000            3,012,330
Asset Securitization Corp.
  6.50% due 2/14/41                              2,758,757            2,791,724
  6.85% due 2/14/41                              1,600,000            1,641,216
  7.10% due 8/13/29                              1,133,871            1,180,892
Chase Mortgage Financial
  Corp.
  6.50% due 9/25/13                              2,058,687            2,030,359
Commercial Mortgage
  Acceptance Corp.
  5.80% due 3/15/06                              1,374,106            1,347,105
  7.239% due 10/15/08                            2,400,000            2,353,488
Contimortgage Home
  Equity Loan Trust
  6.13% due 3/15/13                              2,400,000            2,398,488
Crim Mae Acceptance
  7.00% due 11/02/11                               900,000              708,469
First Union Lehman Brothers
  Commercial Mortgage
  Trust
  6.479% due 3/18/04                               855,651              861,041
GMAC Commercial
  Mortgage
  Securities Corp.
  6.83% due 12/15/03                             2,438,584            2,475,260
  6.42% due 8/15/08                              2,460,000            2,457,269
General Motors
  Acceptance Corp.
  6.15% due 4/05/07                              1,555,000            1,541,363
Green Tree Financial
  Corp
  6.71% due 8/15/29                              2,250,000            2,208,532
  8.41% due 12/01/30                             3,000,000            2,978,490
IMC Home Equity Loan
  Trust
  6.34% due 8/20/29                              3,600,000            3,570,624
J.P. Morgan Commercial
  Mortgage Finance
  Corp.
  6.373% due 1/15/30                             1,300,495            1,305,840
Money Store Residential
  Trust
  6.42% due 4/15/06                                425,132              424,843
Morgan Stanley Capital Inc.
  6.44% due 1/15/28                              1,800,000            1,816,866
  6.55% due 12/15/07                             1,500,000            1,505,505
Nissan Auto Receivables
  Grantor Trust
  6.15% due 2/17/03                              1,942,352            1,949,014
PECO Energy Trust
  6.05% due 3/01/09                              1,750,000            1,734,688
Sears Credit Account
  Master Trust
  5.25% due 10/16/08                             2,270,000            2,206,849
Structured Asset Securities
  Corp.
  6.79% due 6/12/04                              2,723,373            2,794,181
TPSA Financial
  7.75% due 12/10/08                             1,240,000            1,261,540
                                                                   ------------
                                                                     52,721,798
                                                                   ------------
Corporate Bonds -- 32.1%
--------------------------------------------------------------------------------
Allstate Corp.
  6.75% due 5/15/18                              1,920,000            1,905,120
American Financial Group
  Inc.
  7.125% due 4/15/09                             1,470,000            1,425,665
Associates Corp. N. A
  6.95% due 11/01/18                             1,555,000            1,561,935
BB&T Corp.
  6.375% due 6/30/05                             2,320,000            2,317,054
Bank One Corp.
  5.625% due 2/17/04                             1,720,000            1,684,792
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                              1,765,000            1,745,938
Conoco Inc.
  5.90% due 4/15/04                              1,490,000            1,477,141
Conseco Inc. Medium
  Term Notes
  6.40% due 6/15/01                              1,710,000            1,690,420
Corporacion Andina
  de Fomento
  7.75% due 3/01/04                              1,720,000            1,721,073
Dayton Hudson Corp.
  6.65% due 8/01/28                              1,635,000            1,576,532
Equitable Life Assurance
  Co.
  6.95% due 12/01/05                             1,725,000            1,766,797
Federal National Mortgage
  Association Medium
  Term Notes
  6.50% due 12/01/99                             1,500,000            1,504,455
Ford Motor Co.
  6.625% due 10/01/28                            2,060,000            1,977,415

Intermediate Income Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)

                                                Principal
Issuer                                            Amount                Value
--------------------------------------------------------------------------------
Household Financial Corp.
  6.50% due 11/15/08                            $1,920,000         $  1,909,997
Knight Ridder Inc.
  6.875% due 3/15/29                             1,235,000            1,207,403
Korea Development Bank
  7.125% due 4/22/04                             1,490,000            1,469,541
Lehman Brothers Holdings
  Inc.
  6.40% due 8/30/00                              1,535,000            1,544,809
  6.375% due 3/15/01                             1,370,000            1,375,905
MCI Communications
  Corp.
  6.50% due 4/15/10                              2,040,000            2,052,036
Manitoba Province
  of Canada
  5.50% due 10/01/08                             1,910,000            1,842,080
Mattel Inc.
  6.00% due 7/15/03                              1,240,000            1,231,950
May Department Stores
  Co.
  5.95% due 11/01/08                             1,060,000            1,039,415
Merita Bank
  6.50% due 4/01/09                              1,650,000            1,626,999
Morgan Stanley Group Inc.
  5.625% due 1/20/04                             1,720,000            1,694,716
National Rural Utilities
  6.20% due 2/01/08                              2,195,000            2,197,019
Nordstorm Inc.
  5.625% due 1/15/09                             1,210,000            1,143,462
Norfolk Southern Corp.
  7.35% due 5/15/07                                700,000              745,430
Petroleum Geographic
  Services
  6.625% due 3/30/08                             1,460,000            1,429,442
Popular Inc.
  6.20% due 4/30/01                              1,075,000            1,072,237
Raytheon Co.
  6.30% due 3/15/05                              1,735,000            1,750,407
Union Carbide Corp.
  6.70% due 4/01/09                              1,535,000            1,523,022
                                                                   ------------
                                                                     49,210,207
                                                                   ------------
Mortgage Backed -- 22.6%
--------------------------------------------------------------------------------
CMC Securities Corp.
  7.00% due 10/25/27                             1,169,744            1,176,306
CWMBS Inc.
  6.50% due 7/25/13                              2,221,012            2,191,606
  6.75% due 10/25/27                               517,454              518,178
Federal Home Loan
  Mortgage Corp.
  6.00% due 8/01/00                              2,682,010            2,687,159
  6.25% due 6/15/24                              2,045,000            2,032,310
  6.50% due 9/15/22                              1,138,929            1,128,246
  6.50% due 2/01/11                                 77,311               78,108
  6.50% due 4/01/11                                247,613              250,166
  6.50% due 7/01/11                                314,207              317,446
  6.50% due 8/01/11                                 68,226               68,929
Federal National
  Mortgage Association
  TBA 6.50%
    due 12/01/29*                                5,655,000            5,617,847
  6.50% due 5/01/11                                367,079              370,518
  6.50% due 7/01/11                                325,429              328,479
  7.00% due 6/01/03                                194,222              195,741
  7.00% due 7/01/03                                397,688              400,798
  8.00% due 5/01/26                                380,497              395,834
  8.00% due 6/01/26                                210,155              218,627
  8.00% due 7/01/26                                104,747              108,970
Government National
  Mortgage Association
  TBA 6.50%
    due 12/15/29*                                1,325,000            1,313,194
  TBA 7.00%
    due 12/31/29*                                6,450,000            6,524,562
  TBA 7.50%
    due 12/31/29*                                4,000,000            4,112,520
  7.25% due 10/16/22                               248,365              249,607
  7.00% due 2/15/24                              1,959,071            1,991,533
Norwest Asset
  Securitization Corp.
  6.75% due 2/25/13                              2,312,177            2,330,582
PNC Mortgage Securities
  Corp.
  6.392% due 10/25/13                                4,001                3,882
Residential Fundings
  Mortgage
  Securitization Inc.
  6.50% due 3/25/13                                 13,084               12,916
                                                                   ------------
                                                                     34,624,064
                                                                   ------------
U. S. Treasury Obligations -- 14.9%
--------------------------------------------------------------------------------

United States Treasury Bonds -- 5.2%
--------------------------------------------------------------------------------
  3.625% due 4/15/28                             2,369,657            2,271,174
  5.25% due 2/15/29                              6,000,000            5,632,500
                                                                   ------------
                                                                      7,903,674
                                                                   ------------

Intermediate Income Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)

                                                 Principal
                                                  Amount/
Issuer                                            Shares                Value
--------------------------------------------------------------------------------

United States Treasury Notes -- 9.7%
--------------------------------------------------------------------------------
  6.50% due 5/31/01                             $5,200,000         $  5,340,556
  6.25% due 1/31/02                              2,559,000            2,628,170
  6.50% due 5/31/02                              1,805,000            1,870,431
  6.25% due 6/30/02                                105,000              108,084
  5.75% due 11/30/02                               325,000              330,587
  5.50% due 3/31/03                                 50,000               50,446
  7.875% due 11/15/04                            1,500,000            1,680,930
  3.875% due 1/15/09                             2,855,000            2,851,431
                                                                   ------------
                                                                     14,860,635
                                                                   ------------
Total Fixed Income
  (Identified Cost $160,351,825)                                    159,320,378
                                                                   ------------
PREFERRED STOCKS -- 1.9%
--------------------------------------------------------------------------------
Comed Financing I
  (Identified Cost
  $2,941,579)                                      114,928            2,952,213
                                                                   ------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 6.2%
--------------------------------------------------------------------------------
State Street Repurchase
  Agreement
  4.92% due 5/3/99
  proceeds at maturity
  $9,298,811 (collateralized
  by $9,145,000 Federal
  National Mortgage
  Association
  5.86% due 11/7/00;
  valued at $9,481,646)                          9,295,000            9,295,000
United States Treasury Bills
  4.19% due 6/24/99                                 20,000               19,874
  4.23% due 6/24/99                                130,000              129,175
  4.36% due 6/24/99                                 80,000               79,477
                                                                   ------------
Total Short-Term Obligations                                          9,523,526
                                                                   ------------
Total Investments
  (Identified Cost
  $172,816,930)                                      112.1%         171,796,117

Other Assets,
  Less Liabilities                                   (12.1)         (18,517,788)
                                                     -----         ------------

Net Assets                                           100.0%        $153,278,329
                                                     =====         ============
FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at
April 30, 1999 are as follows :

Description/          Number of         Aggregate    Expiration     Unrealized
Position              Contracts        Face Value       Date        Gain/(Loss)
--------------------------------------------------------------------------------
U.S. Treasury
2 Year Note                                             June
(Buy)                    60             6,000,000       1999         $(15,000)
U.S. Treasury
10-Year Note                                            June
(Sell)                   30            (3,000,000)      1999          $32,813
                                                                      -------
                                                                      $17,813
                                                                      =======

* TBA's are mortgaged backed securities traded under delayed delivery commitments settling after April 30,1999. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until the settlement date.

See notes to financial statements

Intermediate Income Portfolio
STATEMENT OF ASSETS AND LIABILITIES

April 30,1999 (Unaudited)
================================================================================
Assets:
Investments at value (Note 1A) (Identified Cost, $172,816,930)      $171,796,117
Cash                                                                         633
Interest receivable                                                    1,549,025
Receivable for margin variation                                           40,013
--------------------------------------------------------------------------------
  Total assets                                                       173,385,788
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                     19,850,455
Payable to affiliates--Management fees (Note 2)                           57,665
Accrued expenses and other liabilities                                   199,339
--------------------------------------------------------------------------------
  Total liabilities                                                   20,107,459
--------------------------------------------------------------------------------
Net Assets                                                          $153,278,329
================================================================================
Represented by:
Paid-in capital for beneficial interests                            $153,278,329
================================================================================

Intermediate Income Portfolio
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1999 (Unaudited)
================================================================================

Investment Income:
Interest Income                                               $5,534,083
Dividend Income                                                  121,823
-------------------------------------------------------------------------------------------
  Total Income                                                                  $5,655,906
-------------------------------------------------------------------------------------------
Expenses:
Management fees (Note 2)                                         416,303
Custody and fund accounting fees                                  93,537
Audit fees                                                        16,308
Legal fees                                                         5,336
Trustees fees                                                      3,452
Shareholder reports                                                2,500
Other                                                              1,497
-------------------------------------------------------------------------------------------
  Total expenses                                                                   538,933
-------------------------------------------------------------------------------------------
Net investment income                                                            5,116,973
-------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
Unrealized depreciation of investments and futures contracts  (6,671,267)
Net realized gain from investment transactions and
  futures contracts                                            2,970,118
-------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
  futures contracts                                                             (3,701,149)
-------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                            $1,415,824
===========================================================================================

See notes to financial statements

Intermediate Income Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                                                            For the Period
                                                                           November 1, 1997
                                                          Six Months        (Commencement
                                                             Ended          of Operations)
                                                         April 30, 1999            to
                                                          (Unaudited)      October 31, 1998
============================================================================================
Increase (Decrease) in Net Assets from:
Operations:
Net investment income                                      $5,116,973         $11,487,280
Net realized gain on investment transactions
   and futures contracts                                    2,970,118           2,491,094
Unrealized appreciation (depreciation) of investments      (6,671,267)          2,940,400
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        1,415,824          16,918,774
--------------------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions                                 6,100,736         347,139,773
Value of withdrawals                                      (65,223,961)       (153,072,817)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital
    transactions                                          (59,123,225)        194,066,956
--------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (57,707,401)        210,985,730
--------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                       210,985,730                  --
--------------------------------------------------------------------------------------------
End of period                                            $153,278,329        $210,985,730
============================================================================================

Intermediate Income Portfolio
FINANCIAL HIGHLIGHTS

================================================================================

                                                                            For the Period
                                                                           November 1, 1997
                                                          Six Months        (Commencement
                                                             Ended          of Operations)
                                                         April 30, 1999            to
                                                          (Unaudited)      October 31, 1998
===========================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                  $153,278            $210,986
Ratio of expenses to average net assets                        0.58%*              0.60%
Ratio of net investment income to average net assets           5.49%*              5.55%
Portfolio turnover                                               80%                 98%
===========================================================================================

*Annualized
See notes to financial statements

Intermediate Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Intermediate Income Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300 and CitiSelect Folio 400, transferred a portion of their investable assets in the amounts of $48,473,071, $89,250,334 and $23,537,184 including $808,525, $1,515,914 and $405,634, respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions, are included in the November 1,1997 (Commencement of Operations) to October 31,1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

Intermediate Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedure described under Note 1A.

Intermediate Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   Although the Portfolio will generally enter TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $416,303 for the six months ended April 30, 1999. The investment management fees are computed at the annual rate of 0.45% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Purchases and Sales of Investments Purchases and Sales of Investments, other than short-term obligations, aggregated $151,034,731 and $181,699,571 respectively, for the six months ended April 30, 1999.

4. Federal Income Tax Basis Of Investments The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $172,816,930
================================================================================
Gross unrealized appreciation                                          $541,237
Gross unrealized depreciation                                        (1,562,050)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         ($1,020,813)
================================================================================

Intermediate Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $215. Since the line of credit was established, there have been no borrowings.